Expense Example, No Redemption {- Fidelity Advisor® Stock Selector Mid Cap Fund} - 11.30 Fidelity Advisor Stock Selector Mid Cap Fund - AMCIZ PRO-16 - Fidelity Advisor® Stock Selector Mid Cap Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Stock Selector Mid Cap Fund-Class A
Expense Example, No Redemption:
1 Year	$ 676
3 Years	890
5 Years	1,121
10 Years	1,784
Fidelity Advisor Stock Selector Mid Cap Fund-Class M
Expense Example, No Redemption:
1 Year	477
3 Years	745
5 Years	1,033
10 Years	1,852
Fidelity Advisor Stock Selector Mid Cap Fund-Class C
Expense Example, No Redemption:
1 Year	187
3 Years	579
5 Years	995
10 Years	1,952
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Expense Example, No Redemption:
1 Year	84
3 Years	262
5 Years	455
10 Years	1,014
Fidelity Advisor Stock Selector Mid Cap Fund-Class Z
Expense Example, No Redemption:
1 Year	68
3 Years	214
5 Years	373
10 Years	$ 835